Other net income / (loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other net income / (loss)
Net foreign exchange gain / (loss)	¥ (114,177)	¥ 14,193	¥ 12,611
Losses on disposal of property, plants and equipment and intangible assets	(2,317)	(2,526)	(1,611)
Investment income from other investments	66,837	26,387	1,348
Scrap income	11,242	8,330	8,885
Net change in fair value of other investments	2,968	(1,465)	1,465
Others		1,078	1,725
Others	(4,960)
Total	¥ (40,407)	¥ 45,997	¥ 24,423